Organization and Nature of Operations/Description of Business and Basis of Presentation (Details)	1 Months Ended	9 Months Ended
	Jul. 20, 2017 $ / shares shares	Sep. 30, 2018	Feb. 28, 2018 shares
Organization and Nature of Operations (Textual)
Common stock, ownership percentage	100.00%
Par value of company's common stock issued in lieu of exchange | $ / shares	$ 0.001
Aggregate shares issued of the then-outstanding NeuroOne shares	3,500,000
Reserve related future issuance of shares associated with the stock award			250,000
Subsidiaries [Member]
Organization and Nature of Operations (Textual)
Common stock, ownership percentage	100.00%
Conversation of stock, description		NeuroOne Medical Technologies Corporation, increased its authorized number of shares of common stock from 45,000,000 to 100,000,000, increased its authorized number of shares of preferred stock from 5,000,000 to 10,000,000 and reincorporated in Delaware.
Par value of company's common stock issued in lieu of exchange | $ / shares	$ 0.0001
Common shares exchange ratio	17.0103706
Aggregate shares issued of the then-outstanding NeuroOne shares	6,291,994
Reserve related future issuance of shares associated with the stock award	992,265
Tendered for cancellation of shares	3,500,000